Income tax and deferred taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets	$ 139,728	$ 128,360
Deferred Tax Liabilities, Net	(175,361)	(205,283)
Deferred tax liability (asset)	(175,361)	(205,283)	$ 205,455
Unrealized loss [Member]
Deferred tax assets	75,832	68,544
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(75,832)	(68,544)	(86,156)
Property, plant and equipment and capitalized interest [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(196,843)	(211,374)
Deferred tax liability (asset)	196,843	211,374	225,124
Facility closure provision [Member]
Deferred tax assets	4,280	3,469
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(4,280)	(3,469)	(1,589)
Manufacturing expenses [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(103,760)	(102,748)
Deferred tax liability (asset)	103,760	102,748	110,630
Staff severance indemnities, unemployment insurance [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(5,679)	(6,792)
Deferred tax liability (asset)	5,679	6,792	5,214
Vacation accrual [Member]
Deferred tax assets	5,155	4,887
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(5,155)	(4,887)	(4,061)
Inventory provision [Member]
Deferred tax assets	28,155	25,172
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(28,155)	(25,172)	(20,684)
Materials provision [Member]
Deferred tax assets	6,239	7,107
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(6,239)	(7,107)	(7,776)
Forwards [Member]
Deferred tax assets	2,169	624
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(2,169)	(624)	(10,206)
Employee benefits [Member]
Deferred tax assets	3,309	2,317
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(3,309)	(2,317)	(6,783)
Research and development expenses [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(2,216)	(3,501)
Deferred tax liability (asset)	2,216	3,501	4,641
Accounts Receivable [Member]
Deferred tax assets	4,188	4,253
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(4,188)	(4,253)	(4,305)
Provision for legal complaints and expenses [Member]
Deferred tax assets	4,013	5,243
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(4,013)	(5,243)	(7,686)
Loan approval expenses [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(2,337)	(2,670)
Deferred tax liability (asset)	2,337	2,670	3,115
Junior mining companies valued based on stock price [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(976)	(2,474)
Deferred tax liability (asset)	976	2,474	1,300
Royality [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(3,278)	(4,084)
Deferred tax liability (asset)	3,278	4,084	6,457
Tax loss benefit [Member]
Deferred tax assets	1,124	1,437
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(1,124)	(1,437)	(1,302)
Other deferred tax assets [Member]
Deferred tax assets	5,005	5,002
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(5,005)	(5,002)	(266)
Foreign items other [Member]
Deferred tax assets	259	305
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	$ (259)	$ (305)	$ (212)